Mineral Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Mineral Property, Plant and Equipment
Schedule of mineral property, plant and equipment

In $000s	Mineral Property[1]	Construction-In-Progress[2]	Vehicles and Equipment	Camp	Right-of-Use Assets[3]	Other[4]	Total
Cost
Balance, December 31, 2022	$—	$—	$2,615	$17,722	$4,573	$235	$25,145
Additions	—	—	2,304	3,325	6,877	2,692	15,198
Transfer on purchase	—	—	102	—	(102)	—	—
Derecognition	—	—	(98)	—	—	(235)	(333)
Balance, December 31, 2023	$—	$—	$4,923	$21,047	$11,348	$2,692	$40,010
Additions	—	—	3,250	117	14,093	18	17,478
Transfer on purchase[5]	—	—	2,492	—	(3,000)	—	(508)
Transfer from E&E assets on transition to development stage	57,063	46,942	—	—	—	—	104,005
Derecognition[6]	—	—	—	—	(2,479)	—	(2,479)
Balance, December 31, 2024	$57,063	$46,942	$10,665	$21,164	$19,962	$2,710	$158,506
Accumulated depreciation
Balance, December 31, 2022	$—	$—	$1,045	$2,509	$1,189	$166	$4,909
Depreciation – G&A	—	—	4	—	338	50	392
Depreciation – E&E	—	—	381	933	683	11	2,008
Transfer on purchase	—	—	14	—	(14)	—	—
Derecognition	—	—	(81)	—	—	(187)	(268)
Balance, December 31, 2023	$—	$—	$1,363	$3,442	$2,196	$40	$7,041
Depreciation – G&A	—	—	—	—	666	193	859
Depreciation – E&E (Note 8 and 17)	—	—	759	1,173	6,675	—	8,607
Transfer on purchase[5]	—	—	—	—	(508)	—	(508)
Derecognition[6]	—	—	—	—	(1,713)	—	(1,713)
Balance, December 31, 2024	$—	$—	$2,122	$4,615	$7,316	$233	$14,286
Carrying value
Balance, December 31, 2023	$—	$—	$3,560	$17,605	$9,152	$2,652	$32,969
Balance, December 31, 2024	$57,063	$46,942	$8,543	$16,549	$12,646	$2,477	$144,220

(1)	Mineral property primarily includes land and changes in estimate to provision for closure and reclamation associated with Eskay (Note 14).
(2)	Construction-in-progress includes engineering, procurement and construction for the processing plant at Eskay.
(3)	Right-of-use assets consist of vehicles and equipment fleet relating to the construction and development of the Eskay Project as well as corporate office leases.
(4)	Other assets include leasehold improvements and assets related to corporate office.
(5)	During the year ended December 31, 2024, the Company exercised its option to purchase certain leased equipment with a total carrying amount of $2,492,000.
(6)	Relates to derecognition of right-of-use assets and recognition of net investment in sublease recorded as Other assets in the statement of financial position associated with the Company’s sublease of its office space.